Note 4 - Other Receivables	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(4)	Other Receivables, net

Other receivables, net are analyzed as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Advances to staff (i)	9,250	14,599
Advances to entrepreneurial agents (ii)	1,270	1,308
Rental deposits	7,997	7,709
Interest receivables (iii)	17,620	23,038
Loan to third party (iv)	—	513,180
Amount due from third party (v)	—	42,152
Other	12,957	29,395
Other receivables, net	49,094	631,381

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to develop business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented accrued interest income on bank deposits and accrued interest on subscription receivables (Note 2 (m)).

(iv)	This represented loan to Shenzhen Chuangjia Investment Partnership Limited ("Chuangjia") of
RMB500,000
and corresponding interest receivable
RMB13,180.
The loan is secured by the
99%
equity share of Chengdu Puyi Bohui Information Technology Limited ("Puyi Bohui"), a major operating subsidiary of Chuangjia, with interest rate
7.3%
per annum. The loan will be matured in
August 2018
according to the agreement.

(v)	This represented the residual balance of uncollected cash consideration due from Cheche, which is related to the disposal of P&C business. See Note 3 for details.